Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Reconciliation of Cash and Restricted Cash

The following table provides a reconciliation of cash and restricted cash reported within the combined consolidated balance sheets that sums to the total as shown in the combined consolidated statements of cash flows.

	December 31, 2018	December 31, 2019

	(In thousands)
Cash	$25,639	$48,165
Restricted cash—short term	2,281	3,552
Restricted cash—noncurrent	—	230

Total cash and restricted cash	$27,920	$51,947

Schedules of Concentration of Risk

The Company’s customers that accounted for 10% of total accounts receivable, net were as follows:

	As of December 31, 2018	As of December 31, 2019

Customer A	35%	34%
Customer B	13%	20%

The Company had one customer that accounted for 10% of more of total net revenue as follows:

	Year ended December 31, 2018	Year ended December 31, 2019

Customer A	22%	25%

Schedule of Property Plant and Equipment Estimated Useful Lives

Depreciation is calculated on the straight-line method over the estimated useful lives of the assets:

Manufacturing equipment	2 – 5 years
Computer equipment, software and office equipment	3 – 5 years
Furniture and fixtures	2 – 7 years
Leasehold improvements	Shorter of lease term or the useful lives of the improvements

Topic 606
Schedule of Cumulative Effect of Changes in Combined Consolidated Balance Sheet

The cumulative effect of the changes to the combined consolidated balance sheet from the adoption of Topic 606 were as follows (in thousands):

	As of December 31, 2018	Effect of Adoption of Topic 606	As of January 1, 2019
Assets:
Accounts receivable, net	$122,042	$26,527	$148,569
Prepaid expenses and other current assets	17,298	5,674	22,972
Deferred Tax Assets	445	746	1,191
Liability and Stockholders’ Equity:
Income Tax Payable	3,572	(333)	3,239
Other liabilities and accrued expenses	32,058	36,966	69,024
Accumulated deficit	$(93,161)	$(3,686)	$(96,847)

Summarize Impact of Adopting Topic 606 on Financial Statements

The following tables summarize the impact of adopting Topic 606 on the Company’s combined consolidated statement of operations for the year ended December 31, 2019 and combined consolidated balance sheet as of December 31, 2019 (in thousands, unaudited):

	Year Ended December 31, 2019
	As reported under Topic 606	If reported under Topic 605	Effect of change
Net Revenue	$1,097,174	$1,098,018	$(844)

	As of December 31, 2019
	As reported under Topic 606	If reported under Topic 605	Effect of change
Assets:
Accounts receivable, net	$202,334	$157,934	$44,400
Prepaid and other current assets	24,696	13,514	11,182
Deferred tax assets	1,646	900	746
Liabilities and Stockholders’ Equity:
Income tax payable	8,524	8,857	(333)
Other liabilities and accrued expenses	107,017	45,825	61,192
Total stockholders’ equity	$216,775	$221,306	$(4,531)